Leases - Summary of cash flow information and initial recognition of right of use asset and lease liability related to operating leases (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Leases [Abstract]
Operating cash flows for operating leases	¥ 47,584	¥ 47,212
ROU assets recognized in connection with new operating leases	¥ 41,279	¥ 18,026